Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2023
Expenses by nature [abstract]
Schedule of income statement items by nature of cost
The consolidated income statement line items cost of goods and services, research and development expenses, marketing and distribution expenses and general and administrative expenses include the following items by nature of cost:

		Year ended December 31,
in € thousand	Note	2023	2022	2021
Consulting and other purchased services		80,988	141,631	169,158
Cost of services and change in inventory		11,417	190,086	105,648
Employee benefit expense other than share-based compensation	5.7	72,997	56,393	85,334
Share-based compensation expense	5.7	6,276	(5,215)	14,678
Raw materials and consumables used		14,113	12,723	14,676
Depreciation and amortization and impairment	5.12/13/14	16,853	44,285	14,281
Building and energy costs		13,088	14,696	10,960
Supply, office and IT costs		11,663	11,739	7,409
License fees and royalties		5,492	6,830	4,865
Advertising costs		13,361	7,343	2,176
Warehousing and distribution costs		3,939	1,898	1,419
Travel and transportation costs		2,700	2,208	538
Other expenses		4,432	2,329	1,309
OPERATING EXPENSES		257,320	486,945	432,452

Schedule of principal accountant fees and services
Principal Accountant Fees and Services

	Year ended December 31,
	PricewaterhouseCoopers						Deloitte & Associés
in € thousand	2023	%	2022	%	2021	%	2023	%	2022	%	2021	%
Audit fees	2,076	98%	1,891	99%	1,122	91%	1,902	99%	1,678	99%	1,113	93%
provided by the statutory auditor	1,539	73%	1,386	72%	937	76%	1,622	84%	1,376	81%	939	78%
provided by the statutory auditor's network	537	25%	505	26%	185	15%	280	15%	302	18%	174	15%
Audit-related Fees	—	—%	—	—%	90	7%	—	—%	13	1%	85	7%
provided by the statutory auditor	—	—%	—	—%	85	7%	—	—%	13	1%	85	7%
provided by the statutory auditor's network	—	—%	—	—%	5	—%	—	—%	—	—%	—	—%
Tax fees	40	2%	25	1%	25	2%	—	—%	—	—%	—	—%
provided by the statutory auditor's network	40	2%	25	1%	25	2%	—	—%	—	—%	—	—%
All Other Fees	—	—%	—	—%	—	—%	19	1%	—	—%	—	—%
Total	2,116	100%	1,916	100%	1,238	100%	1,921	100%	1,691	100%	1,199	100%